SCHEDULE OF REVENUE BY PRODUCT CATEGORIES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Total revenue	$ 13,688,400	$ 11,698,830
Fragrance Compounds [Member]
Revenue from External Customer [Line Items]
Total revenue	7,438,950	5,957,386
Health Supplements (solid drinks) [Member]
Revenue from External Customer [Line Items]
Total revenue	3,340,530	4,671,082
Bioactive Food Ingredients [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 2,908,920	$ 1,070,362